Submission	Jan. 14, 2025
Submission [Line Items]
Central Index Key	0001070423
Registrant Name	PLAINS ALL AMERICAN PIPELINE LP
Registration File Number	333-281967
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES